Supplemental Financial Information - Summary of Other Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Segment Reporting [Abstract]
Advertising costs	$ 3,660	$ 2,541	$ 3,196
Facilities and communication	196,899	204,453	190,512
Vehicle expenses	55,250	53,943	50,539
Other operating expenses	290,647	291,581	277,787
Total other operating expenses	$ 546,456	$ 552,518	$ 522,034